Brokerage And Custodial Fees	9 Months Ended
Sep. 30, 2015
Brokerage And Custodial Fees [Abstract]
Brokerage And Custodial Fees

7. BROKERAGE AND CUSTODIAL FEES

For the three and nine months ended September 30, 2015 and 2014, brokerage and custodial fees were as follows:

	Three months ending September 30,		Nine months ending September 30,
	2015	2014	2015	2014

Brokerage fees	$ 3,106,059	$ 3,719,641	$ 9,768,873	$ 11,802,584
Custodial fees	33	31	98	181

Total	$ 3,106,092	$ 3,719,672	$ 9,768,971	$ 11,802,765

Per the Trust agreement, selling agents are prohibited from receiving amounts in excess of 9.5% of the gross offering proceeds of Series 1 units sold subsequent to August 12, 2009. During the three and nine months ended September 30, 2015 and 2014, the Managing Owner rebated to the Trust for the benefit of all holders of Series 1 Units, all amounts that would have otherwise been due to selling agents but for the 9.5% cap. Further, in certain cases, there are Series 1 units that remain outstanding, where there is no longer a selling agent associated with such units. Beginning in August 2014, the Managing Owner rebated such amounts to the Trust for the benefit of all holders of Series 1 Units. The total amounts rebated to the Trust for both of these items, included in “Brokerage and custodial fees” in the Statements of Operations, were as follows:

	Three months ending September 30,		Nine months ending September 30,
	2015	2014	2015	2014

Brokerage fee rebates	$ 192,784	$ 90,008	$ 625,502	$ 224,464